PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 6. PROPERTY AND EQUIPMENT

Property and equipment at cost, less accumulated depreciation, at March 31, 2013 consisted of the following:

	March 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(37,381)	(34,311)
Total	$30,580	$33,650

Depreciation expense related to property and equipment for the quarter ended March 31, 2013 was $3,070 and for the quarter ended March 31, 2012 was $4,255.

Property and equipment at cost, less accumulated depreciation, at December 31, 2012 consisted of the following:

	December 31,	December 31,
	2012	2011
Furniture	$31,539	$34,421
Equipment	26,022	32,769
Leasehold improvements	10,400	10,400
Subtotal	67,961	77,590
Less accumulated depreciation	(34,311)	(22,771)
Total	$33,650	$54,819

Depreciation expense related to property and equipment for the years ended December 31, 2012 and 2011 was $14,088 and $15,794, respectively.